Cover	Apr. 21, 2022
Cover [Abstract]
Entity Registrant Name	Singlepoint Inc.
Entity Central Index Key	0001443611
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Apr. 21, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240905
Written Communications	false
Soliciting Material	false
Entity File Number	000-53425
Entity Address Address Line 1	2999 North 44th Street
Entity Address Address Line 2	Suite 530
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85018
City Area Code	888
Local Phone Number	682-7464
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/Amendment 1 amends Item 9.01 of the Original Form 8-K filed with the Securities and Exchange Commission on April 26, 2022 (the “Original Form 8-K”) to present certain financial statements of The Boston Solar Company, LLC (“Boston Solar”) and to present certain unaudited pro forma financial statements of Singlepoint Inc. (the “Company”) in connection with the Company's acquisition of Boston Solar, which audited financial statements and unaudited pro forma financial statements are filed as exhibits hereto and are incorporated herein by reference.